CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Details
Revenue	$ 0	$ 0
Operating Expenses
General and administrative	39,878	28,840
Total Expenses	39,878	28,840
Operating Loss	(39,878)	(28,840)
Other Income (Expenses)
Interest expense	(3,162)	(289)
Interest expense, related parties	(1,056)	(585)
Total Other Income (Expenses)	(4,218)	(874)
Net Loss	$ (44,096)	$ (29,714)
Loss per share, basic and fully diluted	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding - basic and fully diluted	4,510,283	3,897,599